Retirement Benefits - Change in Net Benefit Obligation and Fair Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Pension Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Actuarial loss (gain)	$ 9,700
Other Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	8,248	$ 8,597
Amendments	0	34
Service cost	202	197
Interest cost	411	406
Actuarial loss (gain)	(208)	(194)
Benefits paid	(700)	(792)
Administrative expense	0	0
Benefit obligation at end of period1	7,953	8,248
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period	4,785	5,085
Actual return on plan assets	531	313
Employer contribution	154	179
Benefits paid	(700)	(792)
Administrative expense	0	0
Fair value of plan assets at end of period	4,770	4,785
Funded status at end of period	(3,183)	(3,463)
Qualified Plan | Pension Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	576,986	609,103
Amendments	0	0
Service cost	17,521	18,616
Interest cost	32,265	31,152
Actuarial loss (gain)	9,669	(38,952)
Benefits paid	(44,745)	(41,583)
Administrative expense	(1,330)	(1,350)
Benefit obligation at end of period1	590,366	576,986
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period	772,690	746,011
Actual return on plan assets	112,032	51,509
Employer contribution	18,000	18,000
Benefits paid	(44,745)	(41,583)
Administrative expense	(1,170)	(1,247)
Fair value of plan assets at end of period	856,807	772,690
Funded status at end of period	266,441	195,704
Nonqualified Plan | Pension Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of period	24,464	26,824
Amendments	0	0
Service cost	0	0
Interest cost	1,226	1,370
Actuarial loss (gain)	207	(1,752)
Benefits paid	(4,448)	(1,978)
Administrative expense	0	0
Benefit obligation at end of period1	21,449	24,464
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of period	0	0
Actual return on plan assets	0	0
Employer contribution	4,448	1,978
Benefits paid	(4,448)	(1,978)
Administrative expense	0	0
Fair value of plan assets at end of period	0	0
Funded status at end of period	$ (21,449)	$ (24,464)